EQUITY (Detail Textuals 2)	12 Months Ended							1 Months Ended
	Dec. 31, 2014 USD ($)	Dec. 31, 2014 CNY	Dec. 31, 2013 CNY	Dec. 31, 2012 CNY	Dec. 31, 2014 Stock Options USD ($)	Dec. 31, 2013 Stock Options USD ($)	Dec. 31, 2012 Stock Options	Oct. 31, 2006 2006 Stock Option Plan Stock Options	Mar. 31, 2014 2006 Stock Option Plan Stock Options Directors and Employees USD ($)	Oct. 31, 2013 2006 Stock Option Plan Stock Options Directors and Employees USD ($)	Mar. 31, 2013 2006 Stock Option Plan Stock Options Directors and Employees USD ($)	Mar. 31, 2012 2006 Stock Option Plan Stock Options Directors and Employees USD ($)	Jun. 30, 2012 2006 Stock Option Plan Stock Options Employee USD ($)
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of common stock reserved for issuance								600,000
Term of options granted								10 years
Number of stock options issued					203,200	153,000			203,200	91,200	61,800	132,166
Exercisable price of option granted					$ 8.56	$ 5.96			$ 8.56	$ 6.25	$ 5.53	$ 8.34
Number of employees stock options exercised					2,818	100,000	12,000						12,000
Proceeds from employees stock options exercised	$ 16,000	96,000	1,337,000	135,000									$ 21,300